UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     9729314808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     August 04, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $266,294 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      281     5300 SH       SOLE                     5300
American Express               COM              025816109     1342    35636 SH       SOLE                    35636
Amgen Inc                      COM                            1143    24230 SH       SOLE                    24230
Anheuser-Busch                 COM              035229103    19339   311322 SH       SOLE                   311322
AT&T                           COM              001957109      579    17180 SH       SOLE                    17180
Bank of New York               COM              064057102      310     8200 SH       SOLE                     8200
Bed Bath & Beyond              COM                            1997    71075 SH       SOLE                    71075
Berkshire Hathaway Cl A 1/100t COM                             242      200 SH       SOLE                      200
Berkshire Hathaway Class B     COM              084670207    72537    18080 SH       SOLE                    18080
BP PLC ADR                     COM              055622104      250     3600 SH       SOLE                     3600
Cadbury plc                    COM                             429     8528 SH       SOLE                     8528
Central Fund of Canada Cl A                     153501101    13516  1043670 SH       SOLE                  1043670
Chevron                        COM              166764100      278     2800 SH       SOLE                     2800
cisco Systems                  COM              17275R102      289    12425 SH       SOLE                    12425
CMKM Diamonds                  COM              125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                      COM              191216100    15251   293393 SH       SOLE                   293393
Coldwater Creek                COM                              99    18750 SH       SOLE                    18750
ConocoPhillips                 COM              20825C104     1090    11550 SH       SOLE                    11550
Diageo PLC ADR                 COM                            1849    25025 SH       SOLE                    25025
Dominion Resources Black Warri COM              25746Q108     5208   208475 SH       SOLE                   208475
Dover Corporation              COM                             310     6400 SH       SOLE                     6400
Duke Energy                    COM              264399106      229    13200 SH       SOLE                    13200
E*Trade Group                  COM                              80    25450 SH       SOLE                    25450
Exxon Mobil                    COM              30231G102     5806    65881 SH       SOLE                    65881
General Electric               COM              369604103     5150   192958 SH       SOLE                   192958
Hershey Foods Corp             COM                            2420    73815 SH       SOLE                    73815
Hewlett-Packard                COM              428236103      287     6500 SH       SOLE                     6500
Home Depot                     COM              437076102     7166   305971 SH       SOLE                   305971
Honeywell Intl                 COM              438516106      396     7874 SH       SOLE                     7874
Int'l Business Machines        COM              459200101     1292    10896 SH       SOLE                    10896
Johnson & Johnson              COM              478160104    15760   244956 SH       SOLE                   244956
Kraft Foods Cl A               COM                             535    18795 SH       SOLE                    18795
Lilly Eli & Company            COM              532457108     2725    59030 SH       SOLE                    59030
Lowe's Companies               COM              548661107     2823   136060 SH       SOLE                   136060
M&T Bank                       COM                             908    12875 SH       SOLE                    12875
Mattel Inc                     COM                            1079    63050 SH       SOLE                    63050
McDermott Int'l                COM              580037109      498     8050 SH       SOLE                     8050
McDonalds Corp                 COM              580135101     2270    40376 SH       SOLE                    40376
Merck & Co                     COM              589331107    14341   380510 SH       SOLE                   380510
Moody's Corporation            COM              615369105     8751   254105 SH       SOLE                   254105
Pepsico                        COM              713448108     1852    29119 SH       SOLE                    29119
Pfizer Incorporated            COM              717081103     2763   158135 SH       SOLE                   158135
Philip Morris Int'l            COM                             207     4191 SH       SOLE                     4191
Procter & Gamble               COM              742718109     4343    71414 SH       SOLE                    71414
Royal Dutch Shell ADR          COM                             351     4300 SH       SOLE                     4300
Sabine Royalty Trust           COM              785688102      233     3425 SH       SOLE                     3425
Schering CvPfd 6%(CR 7.421-9.0                  806605705     5556    29010 SH       SOLE                    29010
Schering Plough                COM              806605101     5492   278927 SH       SOLE                   278927
Schlumberger                   COM              806857108      247     2300 SH       SOLE                     2300
Texas Citizens Bank            COM                             162    16200 SH       SOLE                    16200
Texas Instruments              COM              882508104      304    10784 SH       SOLE                    10784
Trinity Inds                   COM                             717    20675 SH       SOLE                    20675
U S Bancorp                    COM              902973304    10718   384298 SH       SOLE                   384298
USG Corp                       COM              903293405    12336   417195 SH       SOLE                   417195
Wachovia Corp                  COM              929903102      348    22424 SH       SOLE                    22424
Wachovia DEPs                  PFD                               0    30300 SH       SOLE                    30300
Wells Fargo & Co               COM              949746101     8457   356085 SH       SOLE                   356085
Wyeth                          COM              983024100      307     6400 SH       SOLE                     6400
YUM! Brands                    COM              895953107      523    14900 SH       SOLE                    14900
Zimmer Holdings                COM                            2523    37080 SH       SOLE                    37080